NPORT-EX

Upright Assets Allocation Plus Fund

Schedule of Investments

December 31, 2022 (unaudited)

Description	Quantity	Market Value
Equities
Consumer 0.17%
Bed Bath & Beyond Inc.	1,000	$ 2,510

Drug Manufacturer-other 6.65%
AbbVie Inc.	500	80,805
Teva Pharmaceutical Industries Limited* ADR	2,000	18,240
		$ 99,045

Electronic Equipment 4.15%
Plug Power Inc.*	5,000	61,850

Energy 2.46%
Direxion Daily Energy Bull 2x Shares	550	36,603

Exchange Traded Funds 23.97%
Direxion Daily Dow Jones Internet Bull 3x Shares	10,000	$ 57,100
Direxion Daily Semiconductor Bull 3x Shares	3,000	29,010
iShares MSCI EAFE Value ETF	200	9,176
iShares MSCI China ETF	200	9,500
ishares MSCI Taiwan Indx	1,000	40,160
iShares Russell Mid-Cap Value ETF	100	10,534
KraneShares CSI China Internet ETF	1,400	42,280
ProShares UltraPro QQQ	2,000	34,600
VanEck Vietnam ETF	2,000	23,680
Vanguard Emerging Markets	700	27,286
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	10,281
Vanguard Real Estate Index Fund ETF Shares	200	16,496
VictoryShares US Large Cap High Div Volatility Wtd ETF	800	47,112
		$ 357,215

Financial Services 5.43%
Direxion Daily Financial Bull 3x Shares	1,100	$ 80,905

Generic Drug 1.12%
Viatris Inc.	1,500	16,695

IC Design 16.67%
Himax Technologies, Inc. ADR	40,000	248,400

Internet Services 0.77%
Baidu, Inc.* ADR	100	11,438

MID Cap 3.55%
Direxion Daily Mid Cap Bull 3x Shares	1,500	52,935

MSCI-ETF 3.64%
Direxion Daily MSCI Brazil Bull 2x Shares	85	$ 5,832
Direxion Daily MSCI Emerging Markets Bull 3x Shares	200	5,878
Direxion Daily MSCI India Bull 2x Shares	500	22,980
Direxion Daily MSCI Real Estate Bull 3x Shares	2,000	19,600
		$ 54,290

Semiconductor 17.93%
ASE Technology Holding Company, Limited ADR	10,000	$ 62,700
Silicon Motion Technology Corporation ADR	2,000	129,980
Taiwan Semiconductor Manufacturing Company ADR	1,000	74,490
		$ 267,170

Small Cap 3.19%
Direxion Daily Small Cap Bull 3x Shares	1,500	47,550

US Market 6.25%
Direxion Daily S&P500 Bull 3x Shares	1,500	93,165
		$ 1,429,770

Short Term Investments 2.30%
First American Treasury Obligation Fund Class X	23,238	$ 23,238
First American Government Obligation Fund Class X	2,449	2,449
MSIL Fund Treasury Portfolio Institutional	8,542	8,542
$ 34,229

Total Investments (Cost $1,567,355) 98.24%		$ 1,463,999
Other Assets less Liabilities 1.76%		$ 26,228
Net Assets 100%		$ 1,490,227

*Non income producing securities

ADR – American Depository Receipt

As of December 31, 2022, the gross unrealized appreciation for all securities totaled $275,090 and the gross unrealized depreciation for all securities totaled $378,446 for a net unrealized depreciation of $103,356 for tax purposes. The aggregate cost of securities including cash and money funds on December 31, 2022 was $1,622,779.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2022:

Level 1	$1,463,999
Level 2	-
Level 3	-
Total	$1,463,999